Acquisitions and OneSubsea (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 Developed technology [Member]	Dec. 31, 2013 Backlog [Member]	Jun. 30, 2013 One Subsea [Member]	Jun. 30, 2013 One Subsea [Member] Customer relationships [Member]	Jun. 30, 2013 One Subsea [Member] Patents and technology [Member]	Jun. 30, 2013 One Subsea [Member] Other [Member]	Dec. 31, 2013 One Subsea [Member] Cameron [Member]	Dec. 31, 2013 One Subsea [Member] Schlumberger [Member]	Sep. 30, 2013 Douglas Chero's [Member]	Dec. 31, 2011 Business Acquisition LeTourneau Technologies [Member]	Dec. 31, 2011 2011 Acquisitions [Member] Acquisition	Dec. 31, 2012 2012 Acquisitions [Member] Acquisition	Dec. 31, 2013 2012 Acquisitions [Member]	Mar. 31, 2012 Elco [Member]	Dec. 31, 2012 TTS [Member]
Business Acquisition [Line Items]
Proceeds from Joint venture contribution	$ 600
Cash purchase price for company's acquired											19.8	374.4	46.9	39.7		61.5	248.1
Business acquisitions completed during the period, number (in number of acquisitions)													4	2
Percentage of company acquired (in hundredths)									60.00%	40.00%						100.00%
Business combination, reason for business combination																Elco was purchased to strengthen the Company's wellhead product and service offerings and has been included in the DPS segment since the date of acquisition.
Summary of preliminary purchase price allocation [Abstract]
Cash, including cash acquired					603.0
Receivables					241.6
Inventory					32.4
Other current assets					3.4
Plant and equipment					31.8
Goodwill					1,011.4									249.6
Intangibles						350.0	220.0	20.0
Other non-current assets					10.6
Accounts payable and accrued liabilities					(213.5)
Accrued income taxes					(80.4)
Deferred income taxes					(168.3)
Other long-term liabilities					(52.5)
Capital in excess of par value					(1,083.0)
Noncontrolling interests					(926.5)
Total purchase price					0
Estimated period of economic benefit		28 years	20 years	18 months
Preliminary goodwill deductible for income tax purposes															$ 27.8